INVENTORIES (Details) - USD ($)	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Raw Materials	$ 237,036	$ 0
Work in Progress	56,991	0
Inventory, Net	$ 294,027	$ 0